Investments in and Advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 78,771	$ 86,808
High-Q Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	22,091	21,166
Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	47,376	44,195
Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 9,304	$ 21,447